UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 84.0%
County/City/Special District/School District — 23.5%
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	$3,055	$3,036,945
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,820	2,188,040
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,448,380
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	156,822
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,018,000
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,008,083
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,868,755
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/39	2,800	3,109,484
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,030	3,444,292
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,955	3,516,007
5.50%, 3/01/41	10,550	12,264,164
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (a)	18,500	19,376,900
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	1,600	1,856,880
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,149,650
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Folsom Cordova Unified School District School Facilities Improvement, GO:
Dist. No. 4, Election of 2012, Series B, 5.25%, 10/01/35	$3,210	$3,782,311
Dist. No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,549,746
Grossmont California Healthcare District, GO, Election of 2006, Series B (a):
6.00%, 7/15/21	2,770	3,462,472
6.13%, 7/15/21	3,045	3,827,535
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,410	6,284,148
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	6,250	7,441,063
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,136,484
Palomar Community College District, GO, Series C, 5.00%, 8/01/44	15,140	17,246,277
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/18 (a)	5,000	5,690,150
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,010	3,459,363
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	6,131,420
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,368,202
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	10,640	11,937,122

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	$5,000	$5,925,500
South San Francisco Unified School District, GO, Refunding Series B, 5.00%, 9/01/40	11,000	12,612,050
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	5,134,810
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	8,500	8,940,725

		179,371,780
Education — 5.8%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,954,175
San Francisco University, 6.13%, 10/01/30	1,250	1,522,925
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 1/01/42	7,000	8,345,190
John Adams Academy, 5.25%, 10/01/45	1,060	1,062,226
Vista Charter Middle School, 6.00%, 7/01/44	500	508,865
California State University, Refunding RB, Series A:
5.00%, 11/01/37	7,000	8,092,420
5.00%, 11/01/43	15,000	17,158,650
University of California, RB:
Series AM, 5.25%, 5/15/37	3,500	4,110,995
Series AQ, 4.77%, 5/15/15	1,055	982,659

		44,738,105
Health — 11.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	3,775	4,407,464
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,360	6,104,611
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,792,820
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Scripps Health, Series A, 5.00%, 11/15/40	$7,530	$8,394,670
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,401,700
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,439,727
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,000	2,310,540
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,854,940
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,375	12,277,775
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	7,195	7,886,511
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,593,400
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,535,800

		85,999,958
State — 8.9%
State of California, GO:
5.00%, 3/01/45	11,455	12,892,717
Various Purposes, 6.00%, 3/01/33	4,195	5,054,094
Various Purposes, 6.00%, 4/01/38	15,570	18,135,780
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	10,000	11,223,400
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,789,800
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,836,959

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California Public Works Board, LRB (concluded):
Various Capital Projects, Series I, 5.25%, 11/01/32	$1,115	$1,304,271
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,740,758
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,068,534

		68,046,313
Tobacco — 3.1%
California County Tobacco Securitization Agency, Refunding RB, Asset-Backed:
Merced County, Series A, 5.25%, 6/01/45	75	60,597
Sonoma County, 5.13%, 6/01/38	100	84,085
Sonoma County, 5.25%, 6/01/45	105	85,682
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	17,415	14,868,753
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1:
5.00%, 6/01/37	100	86,106
5.13%, 6/01/46	10,000	8,327,500

		23,512,723
Transportation — 10.9%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	2,000	2,718,560
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,977,090
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,070	1,075,115
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,645	1,855,889
City of Long Beach California Harbor Revenue, RB, Series D:
5.00%, 5/15/39	3,000	3,425,820
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
City of Long Beach California Harbor Revenue, RB, Series D (concluded):
5.00%, 5/15/42	$8,580	$9,767,214
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	8,600	9,681,880
5.00%, 5/15/40	11,735	13,223,702
City of Los Angeles Department of Airports, RB, Series B, 5.00%, 5/15/45	4,000	4,535,720
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,620	5,327,276
6.25%, 3/01/34	2,450	2,873,335
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,250,470
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,782,016
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,020	14,411,838
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,515,778

		83,421,703
Utilities — 20.5%
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 7/01/50	1,600	2,154,304
Build America Bonds, Series D, 6.57%, 7/01/45	1,500	1,994,415
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,270	5,801,479
Series A, 5.25%, 7/01/39	8,000	9,112,800
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.38%, 6/01/39	5,060	5,746,186
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series C, 5.00%, 6/01/45	5,000	5,703,500

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	$5,625	$6,731,269
City of Riverside California Sewer Revenue, Refunding RB, Series A, 5.00%, 8/01/40	5,000	5,592,550
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,574,095
Contra Costa Water District, Refunding RB, Series D, 3.00%, 10/01/19 (b)	10,000	10,621,900
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	8,015	8,493,576
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	10,000	11,384,800
County of Sacramento California Sanitation Districts Financing Authority, RB:
5.00%, 6/01/16 (a)	4,000	4,143,920
5.00%, 12/01/36	2,890	2,980,399
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,760	5,201,300
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	1,500	1,867,275
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,906,756
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	5,000	5,522,100
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,814,300
Northern California Power Agency, RB, Series B, Build America Bonds, 7.31%, 6/01/40	2,150	2,546,718
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,663,280
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A (concluded):
5.25%, 5/15/34	$13,000	$14,716,910
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,811,900
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,350,797
Vista Joint Powers Financing Authority, Refunding RB, Lease, 5.25%, 5/01/37 (b)	10,000	11,258,200

		156,694,729
Total Municipal Bonds in California		641,785,311
Puerto Rico — 0.3%
Utilities — 0.3%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	1,000	999,940
5.63%, 5/15/43	1,050	1,047,417
Total Municipal Bonds in Puerto Rico		2,047,357
Total Municipal Bonds — 84.3%		643,832,668

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 20.3%
County/City/Special District/School District — 1.8%
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	12,200	13,949,480
Education — 3.2%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,597,700

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Education (concluded)
University of California, RB, Series AM, 5.25%, 5/15/44	$11,495	$13,310,387

		23,908,087
Health — 7.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	20,000	21,777,400
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	15,000	16,441,650
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	18,865	20,910,696

		59,129,746
Transportation — 2.6%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	8,000	8,841,120
San Francisco Municipal Transportation Agency, RB, 5.00%, 3/01/44	10,000	11,219,600

		20,060,720
Utilities — 4.9%
Anaheim Public Financing Authority, RB, Refunding, Series A, 5.00%, 5/01/39	3,250	3,645,135
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	13,000	14,610,310
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Series E, 5.00%, 7/01/44	$5,000	$5,634,250
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	13,628,001

		37,517,696
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.3%		154,565,729
Total Long-Term Investments (Cost — $755,035,132) — 104.6%		798,398,397

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	43,479,530	43,479,530

Total Short-Term Securities (Cost — $43,479,530) — 5.7%		43,479,530
Total Investments (Cost — $798,514,662*) — 110.3%		841,877,927
Liabilities in Excess of Other Assets — (1.2)%		(8,987,855)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.1)%		(69,473,910)

Net Assets — 100.0%		$763,416,162

* As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$729,586,156

Gross unrealized appreciation		$46,341,748
Gross unrealized depreciation		(3,502,504)

Net unrealized appreciation		$42,839,244

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

(d)	During the period ended August 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at August 31, 2015	Income
BIF California Municipal Money Fund	64,056,937	(20,577,407)	43,479,530	$3

(e)	Represents the current yield as of report date.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(332)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	$39,653,250	$225,175
(544)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	$69,122,000	472,612
(347)	Long U.S. Treasury Bond	Chicago Board of Trade	December 2015	$53,654,875	894,193
(97)	U.S. Ultra Bond	Chicago Board of Trade	December 2015	$15,365,406	302,984
Total					$1,894,964

6	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of August 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$798,398,397	—	$798,398,397
Short-Term Securities	$43,479,530	—	—	43,479,530

Total	$43,479,530	$798,398,397	—	$841,877,927

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,894,964	—	—	$1,894,964
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015	7

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,610,700	—	—	$2,610,700
Liabilities:
TOB Trust Certificates	—	$(69,452,527)	—	(69,452,527)

Total	$2,610,700	$(69,452,527)	—	$(66,841,827)

During the period ended August 31, 2015, there were no transfers between levels.

8	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 23, 2015